Non-Cash Transactions	6 Months Ended
Dec. 31, 2011
Non-Cash Transactions [Abstract]
Non-Cash Transactions
5.	Non-Cash Transactions:

During the six month period ended December 31, 2011 and 2010, the Company entered into certain non-cash activities as follows:

	2011	2010
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$28,829,763
From issuance of shares for cashless exercise of options	$-	$146,793
From issuance of shares for mineral property	$964,000	$-